Other capital reserve - Summary (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 shares
Other capital reserve
Balance at beginning of the year		₨ 3,189,569	₨ 441,058
Issuance of warrants		23,258
Exercised during the year		8,340	11,969
Balance at end of the year	$ (3,461)	₨ (225,279)	₨ 3,189,569
Equity instruments
Other capital reserve
Shares reserved for issuance | shares	1,844	1,844	1,844	1,844
Exercise price | (per share)	$ 1	₨ 65.11
Other capital reserve
Other capital reserve
Balance at beginning of the year		₨ 733,448	₨ 174,820
Share-based payments expense during the year		734,512	586,932
Issuance of warrants		23,258
Exercised during the year		(650,860)	(19,690)
Forfeited during the year		(4,592)
Expired during the year		(2,802)	(8,614)
Balance at end of the year		832,964	733,448
Other capital reserve | Share based payments
Other capital reserve
Balance at beginning of the year		733,107	174,479
Share-based payments expense during the year		734,512	586,932
Exercised during the year		(650,860)	(19,690)
Forfeited during the year		(4,592)
Expired during the year		(2,802)	(8,614)
Balance at end of the year		809,365	733,107
Other capital reserve | Equity instruments
Other capital reserve
Balance at beginning of the year		341	341
Balance at end of the year		341	₨ 341
Other capital reserve | Warrants
Other capital reserve
Issuance of warrants		23,258
Balance at end of the year		₨ 23,258